Schedule of Restricted Stock Units (Details)								12 Months Ended
	Jan. 01, 2025 shares $ / shares	Jan. 01, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 27, 2024 shares	Jan. 01, 2024 shares $ / shares	Jan. 01, 2024 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2023 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options outstanding, Beginning Balance | shares	2,402,800	2,402,800				324,000	324,000	2,402,800	2,402,800	324,000	324,000	460,000	460,000
Weighted average exercise price, Beginning Balance | $ / shares		$ 1.05					$ 6.20		$ 1.05		$ 6.20		$ 6.35
Number of restricted stock units, Beginning balance										2,330,000	2,330,000	1.10	1.50
Weighted average fair value per award, Beginning balance | $ / shares											$ 0.80
Number of restricted stock units, Beginning balance | shares								(40,000)	(40,000)	(113,200)	(113,200)
Weighted average fair value per award, Beginning balance | $ / shares									$ 1.00		$ 6.60
Number of restricted stock units, Beginning balance | shares								2,300,000	2,300,000	207,700	207,700
Number of options outstanding, Ending Balance | shares			2,402,800	2,402,800				2,300,000	2,300,000	2,402,800	2,402,800	324,000	324,000
Weighted average exercise price, Ending Balance | $ / shares				$ 1.05					$ 0.85		$ 1.05		$ 6.20
Restricted Stock Units (RSUs) [Member]
IfrsStatementLineItems [Line Items]
Number of options outstanding, Beginning Balance | shares	207,700	207,700						207,700	207,700
Weighted average exercise price, Beginning Balance | $ / shares	$ 0.15							$ 0.15
Number of restricted stock units, Beginning balance | shares								67,200	67,200	424,494	424,494
Weighted average fair value per award, Beginning balance | $ / shares								$ 0.09		$ 0.60
Number of restricted stock units, Beginning balance | shares										(19,200)	(19,200)
Weighted average fair value per award, Beginning balance | $ / shares										$ 0.25
Number of restricted stock units, Beginning balance | shares	67,200	67,200	207,700	207,700	19,200	87,600	87,600			(197,594)	(197,594)
Weighted average fair value per award, Beginning balance | $ / shares										$ 0.40
Number of options outstanding, Ending Balance | shares			207,700	207,700				274,900	274,900	207,700	207,700
Weighted average exercise price, Ending Balance | $ / shares			$ 0.15					$ 0.14		$ 0.15